Fair Value Measurements (Details) - Schedule of Black-Scholes model to measure the warrant liabilities	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Private Placement Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)	$ 11.96
Strike price (in Dollars per share)	$ 11.50
Term (in years)	5 years 6 months
Volatility	18.40%
Risk-free rate	0.43%
Dividend yield	0.00%
Fair value (in Dollars) | $	$ 2.37
UPO Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)	$ 11.96
Strike price (in Dollars per share)	$ 11.50
Term (in years)	5 years 6 months
Volatility	18.40%
Risk-free rate	0.43%
Dividend yield	0.00%
Fair value (in Dollars) | $	$ 2.28